DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.4%
40,433	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	40,459
275,685	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	277,621
333,002	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	333,702
129,448	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	129,372
65,286	SoFi Consumer Loan Program Trust, Series 2017-6-A1	2.20%	^	11/25/2026	65,241

Total Asset Backed Obligations (Cost $843,353)					846,395

Collateralized Loan Obligations - 0.6%
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	6.81%	#^@	01/17/2028	303,598
1,000,000	Cent Ltd., Series 2013-18A-SUB	7.58%	#^@	07/23/2025	6,290
1,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	9.35%	^	10/18/2030	974,700

Total Collateralized Loan Obligations (Cost $1,717,584)					1,284,588

Non-Agency Residential Collateralized Mortgage Obligations - 6.8%
153,779	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.52%	#	03/25/2036	122,404
373,658	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	351,253
274,854	Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	255,325
428,085	Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	3.44%		06/25/2046	394,986
366,930	Alternative Loan Trust, Series 2007-HY4-4A1	3.99%	#	06/25/2037	348,217
350,389	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	196,209
30,842	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	24,505
2,572,457	BCAP LLC Trust, Series 2009-RR4-1A2	6.50%	#^	06/26/2037	1,297,365
223,069	Chase Mortgage Finance Trust Series 2006-S2-1A13	6.25%		10/25/2036	168,302
181,467	ChaseFlex Trust, Series 2007-M1-2F4	4.22%	ß	08/25/2037	180,414
910,000	CIM Trust, Series 2017-3RR-B2	10.62%	#^Þ	01/27/2057	952,690
775	CitiCorp Mortgage Securities Trust, Series 2007-2-3A1	5.50%		02/25/2037	772
62,761	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	61,932
176,565	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	176,415
285,900	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	248,906
545,623	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	416,889
74,471	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	62,217
719,693	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	244,933
14,726	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	18.84%	I/F	08/25/2037	24,672
10,285	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.78%	I/F	09/25/2037	15,045
157,748	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	130,791
8,588	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	6,899
89,696	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	83,136
33,689	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	22,044
130,703	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	132,584
65,480	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.77%	^I/F	04/15/2036	63,934
249,815	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.77%	^I/F	04/15/2036	240,344
36,110	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA2-1A3	6.00%		04/25/2037	25,012
1,128,271	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.66%		08/25/2045	805,471
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	128,808
71,963	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	8.66%	I/F	02/25/2036	75,182
436,730	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.57%		01/25/2047	415,307
490,120	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	2.59%		05/19/2047	480,816
23,389	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	22,209
367,331	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	301,412
120,120	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	94,688
63,180	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/FI/O	08/25/2036	9,862
3,949	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	3,826
776,120	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	508,974
35,978	Lehman Mortgage Trust, Series 2007-5-11A1	5.18%	#	06/25/2037	28,502
956,818	Lehman Mortgage Trust, Series 2007-5-1A3	5.75%		06/25/2037	955,010
139,892	Lehman XS Trust, Series 2005-1-3A3A	5.11%		07/25/2035	142,003
208,092	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	189,743
1,419,744	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4 (1 Month LIBOR USD + 0.50%, 0.25% Floor)	2.90%		06/25/2036	690,458
228,540	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	187,891
150,621	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	144,438
2,751	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	2,506
147,350	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	131,886
30,557	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.80%		06/25/2036	23,387
91,670	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.20%	I/FI/O	06/25/2036	12,623
55,401	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	2.85%		08/25/2036	43,868
166,204	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.15%	I/FI/O	08/25/2036	21,670
197,660	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.87%, 0.58% Floor, 14.00% Cap)	3.27%		02/25/2034	195,758
216,713	Residential Asset Securitization Trust, Series 2005-A11-1A4	5.50%		10/25/2035	203,903
17,217	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	15,800
422,059	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	305,813
607,941	Residential Asset Securitization Trust, Series 2006-A9CB-A6	6.00%		09/25/2036	350,168
357,916	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	212,454
275,996	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	239,711
1,757,332	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	1,778,426
243,591	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.46%	ß	10/25/2036	141,982

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $15,810,522)					15,112,750

US Government and Agency Mortgage Backed Obligations - 2.7%
45,007	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	4.04%	I/FI/O	01/15/2037	7,647
88,012	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.66%	I/FI/O	08/15/2037	13,971
33,980	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	4.00%	I/FI/O	11/15/2037	3,870
105,542	Federal Home Loan Mortgage Corporation, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	3.92%	I/FI/O	08/15/2036	16,239
40,801	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	3.79%	I/FI/O	02/15/2038	4,023
56,358	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.26%	I/FI/O	03/15/2038	5,327
520,411	Federal Home Loan Mortgage Corporation, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35%	I/FI/O	03/15/2038	4,473
58,238	Federal Home Loan Mortgage Corporation, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	3.13%	I/FI/O	01/15/2039	5,831
164,265	Federal Home Loan Mortgage Corporation, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.61%	I/FI/O	04/15/2039	25,528
12,839	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.56%	I/FI/O	08/15/2039	1,012
144,756	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	2.06%	I/FI/O	09/15/2040	10,244
127,954	Federal Home Loan Mortgage Corporation, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	3.64%	I/FI/O	11/15/2040	19,086
78,718	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%	>	12/15/2040	86,721
159,789	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.46%	I/FI/O	02/15/2041	23,184
57,699	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	3.58%	I/FI/O	07/15/2041	7,818
484,323	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%	>	09/15/2041	560,230
602,974	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00%	>	03/15/2043	613,257
74,736	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.18%	I/FI/O	10/25/2036	14,027
38,620	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	3.92%	I/FI/O	01/25/2037	7,094
275,149	Federal National Mortgage Association, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	3.72%	I/FI/O	05/25/2037	46,826
119,555	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.22%	I/FI/O	10/25/2036	17,138
8,041	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.35%	I/FI/O	07/25/2039	1,251
119,647	Federal National Mortgage Association, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.40%	I/FI/O	09/25/2036	12,585
40,415	Federal National Mortgage Association, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.35%	I/FI/O	03/25/2037	5,170
42,004	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.32%	I/FI/O	04/25/2037	4,864
204,951	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.27%	I/FI/O	05/25/2040	22,114
96,640	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.00%	I/FI/O	11/25/2040	8,049
399,399	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	437,848
1,199,941	Federal National Mortgage Association, Series 2013-53-ZC	3.00%	>	06/25/2043	1,205,561
1,120,604	Federal National Mortgage Association, Series 2013-55-VZ	3.00%	>	06/25/2043	1,125,338
577,915	Federal National Mortgage Association, Series 2014-58-VZ	3.00%	>	09/25/2044	576,150
581,758	Federal National Mortgage Association, Series 2015-9-ZA	3.50%	>	03/25/2045	613,476
19,958	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.57%	I/FI/O	02/20/2038	2,449
348,637	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	371,818
189,381	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	5.11%	I/F	12/20/2040	207,549

Total US Government and Agency Mortgage Backed Obligations (Cost $5,662,951)					6,087,768

Real Estate Investment Trusts - 1.3%
148,747	Chimera Investment Corporation				2,806,856

Total Real Estate Investment Trusts (Cost $2,316,766)					2,806,856

Affiliated Mutual Funds - 29.1%
882,076	DoubleLine Core Fixed Income Fund (Class I)				9,755,764
1,011,049	DoubleLine Flexible Income Fund (Class I)				9,867,839
965,918	DoubleLine Low Duration Bond Fund (Class I)				9,697,817
3,300,984	DoubleLine Total Return Bond Fund (Class I)				35,254,514

Total Affiliated Mutual Funds (Cost $66,150,315)					64,575,934

Exchange Traded Funds and Common Stocks - 27.8%
89,000	Energy Select Sector SPDR Fund				5,670,190
95,500	iShares Core MSCI Emerging Markets ETF				4,912,520
59,000	iShares Core S&P Small-Cap ETF				4,618,520
109,000	iShares MSCI Australia Index ETF				2,456,860
25,500	iShares MSCI Brazil ETF				1,114,860
139,000	iShares MSCI Canada Index Fund				3,978,180
36,000	iShares MSCI Hong Kong Index ETF				931,680
173,000	iShares MSCI Japan ETF				9,442,340
34,000	iShares MSCI Singapore Capped ETF				839,800
37,000	iShares MSCI Sweden Capped ETF				1,141,080
220,000	SPDR Blackstone ETF				10,168,400
181,000	SPDR EURO STOXX 50 ETF				6,932,300
62,000	SPDR S&P Metals & Mining ETF				1,759,560
92,500	SPDR S&P Oil & Gas Exploration & Production ETF				2,520,625
100,000	Transocean Ltd. *				641,000
43,000	Utilities Select Sector SPDR Fund				2,564,090
35,000	Vanguard Global ex-U.S. Real Estate ETF				2,065,000

Total Exchange Traded Funds and Common Stocks (Cost $64,818,203)					61,757,005

Short Term Investments - 29.0%
17,456,603	First American Government Obligations Fund - Class U	2.31%	◆		17,456,603
17,456,603	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		17,456,603
17,456,603	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		17,456,603
7,000,000	United States Treasury Bills	0.00%	‡	09/19/2019	6,967,824
5,000,000	United States Treasury Bills	0.00%	‡	11/14/2019	4,961,415

Total Short Term Investments (Cost $64,293,243)					64,299,048

Total Investments - 97.7% (Cost $221,612,937)					216,770,344
Other Assets in Excess of Liabilities - 2.3%					5,212,720

NET ASSETS - 100.0%					$221,983,064

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $6,848,001 or 3.1% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

I/O	Interest only security

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2019

Þ	Value determined using significant unobservable inputs.

‡	All or a portion of this security has been pledged as collateral in connection with swaps.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2019.

*	Non-income producing security

◆	Seven-day yield as of June 30, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Affiliated Mutual Funds	29.1%
Short Term Investments	29.0%
Exchange Traded Funds and Common Stocks	27.8%
Non-Agency Residential Collateralized Mortgage Obligations	6.8%
US Government and Agency Mortgage Backed Obligations	2.7%
Real Estate Investment Trusts	1.3%
Collateralized Loan Obligations	0.6%
Asset Backed Obligations	0.4%
Other Assets and Liabilities	2.3%

100.0%

FUTURES CONTRACTS
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount •	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index Future	Long	249	09/20/2019	13,114,830	$355,020
CBT 5-Year US Treasury Note Future	Long	166	09/30/2019	19,613,938	327,757
E-mini S&P 500 Future	Long	126	09/20/2019	18,548,460	283,997
Ultra 10-Year US Treasury Note Future	Long	41	09/19/2019	5,663,125	133,948
FTSE 100 Index Future	Long	63	09/20/2019	5,895,724	(4,888)
U.S. Dollar Index Future	Short	(114)	09/16/2019	(10,905,924)	90,719

					$1,186,553

• Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/28/2019	44,000,000	$4,221,844
Long Commodity Basket Swap Ж	Morgan Stanley	Long	0.19%	Termination	07/03/2019	4,020,000	(26,199)
Short Commodity Basket Swap ɷ	Morgan Stanley	Short	(0.22)%	Termination	07/03/2019	(4,020,000)	42,526

							$4,238,171

Total Swap Agreements							$4,238,171

¤ Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

Ж Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2019, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
Morgan Stanley Zinc Roll	MSCYLX0	0.13	$75	16.9%
Morgan Stanley Copper Roll	MSCYLP0	0.16	75	16.8%
Morgan Stanley Natural Gas Roll	MSCYNG0	0.43	74	16.7%
Morgan Stanley RBOB Roll	MSCYXB0	0.16	74	16.6%
Morgan Stanley Crude Oil Roll	MSCYCL0	0.25	73	16.5%
Morgan Stanley Brent Oil Roll	MSCYCO0	0.18	74	16.5%

			$445	100.0%

ɷ Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2019, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
Morgan Stanley Coffee (Arabica) Roll	MSCYKC0	0.42	$82	17.3%
Morgan Stanley Soybeans Roll	MSCYSY0	0.22	82	17.0%
Morgan Stanley Cocoa Roll	MSCYCC0	0.21	80	16.8%
Morgan Stanley Sugar Roll	MSCYSB0	0.25	80	16.6%
Morgan Stanley Wheat Roll	MSCYWH0	0.29	78	16.2%
Morgan Stanley Kansas Wheat Roll	MSCYKW0	0.43	78	16.1%

			$480	100.0%

δ Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

FORWARD CURRENCY EXCHANGE CONTRACTS
Settlement Date	Counterparty	Currency to be Sold		Value	Currency to be Purchased		Value	Unrealized Appreciation (Depreciation)
12/20/2019	Goldman Sachs	6,002,834	USD	$6,002,834	4,700,000	GBP	$6,011,872	$9,038
12/20/2019	Goldman Sachs	3,985,858	USD	3,985,858	424,000,000	JPY	3,985,764	(94)
12/20/2019	RBC	6,096,113	USD	6,096,113	5,300,000	EUR	6,110,019	13,906
12/20/2019	RBC	7,988,557	USD	7,988,557	850,000,000	JPY	7,990,328	1,771

				$24,073,362			$24,097,983	$24,621

EUR Euro

GBP British Pound

JPY Japanese Yen

USD US Dollar

A summary of the DoubleLine Multi-Asset Growth Fund’s (Consolidated) investments in affiliated mutual funds for the period ended June 30, 2019 is as follows:

						Change in Unrealized for the	Dividend Income Earned in the	Net Realized Gain (Loss) in the
				Shares Held at	Value at	Period Ended	Period Ended	Period Ended
Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	June 30, 2019	June 30, 2019	June 30, 2019	June 30, 2019	June 30, 2019
DoubleLine Total Return Bond Fund (Class I)	$34,759,366	$-	$-	3,300,984	$35,254,514	$495,148	$314,541	$-
DoubleLine Flexible Income Fund (Class I)	9,756,624	-	-	1,011,049	9,867,839	111,215	115,627	-
DoubleLine Low Duration Bond Fund (Class I)	9,630,203	-	-	965,918	9,697,817	67,614	81,169	-
DoubleLine Core Fixed Income Fund (Class I)	9,552,886	-	-	882,076	9,755,764	202,878	84,400	-

	$63,699,079	$-	$-	6,160,027	$64,575,934	$876,855	$595,737	$-

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.